Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net income/(loss)	$ 6,687	$ (1,062,816)	$ (1,329,681)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation expense	443	799	2,139
Allowances for credit losses	(43,859)	121,899	844,053
Amortization of operating lease right-of-use assets	11,693	139,592	177,843
Deferred income tax, net		5,818	(3,298)
Changes in operating assets and liabilities:
Accounts receivable, net	1,972,340	(1,331,193)	704,945
Advance to suppliers, net		40,371	(141,522)
Due from related parties	894,107	(900,702)	760,214
Prepaid expense and other current assets	126,918	(138,659)	29,877
Accounts payable	(1,112,598)	1,117,916	(312,815)
Advance from customers			(21,619)
Accrued liabilities and other payables	(165,046)	175,063	(182,184)
Taxes payable	(105,398)	33,247	(96,177)
Lease liability	(1,530)	(2,448)	(25,135)
Net cash (used in) provided by operating activities	1,583,757	(1,801,113)	406,640
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from loans-bank	55,434		1,728,334
Due to related parties	938,382	(416,209)	1,330,285
Repayments to loans-bank	(638,745)	(31,224)	(944,416)
Proceeds from third party loan	(278,083)		(184,029)
Advance to third party loan		(60,716)
Net cash (used in) provided by financing activities	76,988	(508,149)	1,930,174
EFFECT OF EXCHANGE RATE CHANGES ON CASH	(24,427)	(62,935)	(67,132)
NET (DECREASE) INCREASE IN CASH	1,636,318	(2,372,197)	2,269,682
CASH, BEGINNING OF YEAR	31,973	2,404,170	134,488
CASH, END OF YEAR	1,668,291	31,973	2,404,170
Supplemental disclosure information of cash flow:
Cash paid for income tax	4,543	15,090	55,299
Cash paid for interest	36,724	63,042	56,883
Supplemental non-cash information:
Right of use assets obtained in exchange for operating lease liability	3,038	4,985
Due from related party offset with due to related party upon execution of offset agreement	$ 1,812,949